Vanguard 500 Index Fund

Vanguard Balanced Index Fund

Vanguard Developed Markets Index Fund

Vanguard Dividend Appreciation Index Fund

Vanguard Emerging Markets Government Bond Index Fund

Vanguard Emerging Markets Stock Index Fund

Vanguard European Stock Index Fund

Vanguard Extended Market Index Fund

Vanguard FTSE All-World ex- US Index Fund

Vanguard Global ex-U. S. Real Estate Index Fund

Vanguard Growth Index Fund

Vanguard Intermediate-Term Bond Index Fund

Vanguard Intermediate-Term Corporate Bond Index Fund

 Vanguard Intermediate-Term Treasury Index Fund

Vanguard International Dividend Appreciation Index Fund

Vanguard International High Dividend Yield Index Fund

Vanguard Large-Cap Index Fund

Vanguard Long- Term Corporate Bond Index Fund

Vanguard Long- Term Treasury Index Fund

Vanguard Mid -Cap Growth Index Fund

Vanguard Mid -Cap Index Fund

Vanguard Mid-Cap Value Index Fund

Vanguard Mortgage -Backed Securities Index Fund

Vanguard Pacific Stock Index Fund

Vanguard Real Estate Index Fund

Vanguard Short-Term Bond Index Fund

Vanguard Short-Term Corporate Bond Index Fund

Vanguard Short-Term Inflation -Protected Securities Index Fund

Vanguard Short-Term Treasury Index Fund

Vanguard Small- Cap Growth Index Fund

Vanguard Small- Cap Index Fund

Vanguard Small- Cap Value Index Fund

Vanguard Tax-Exempt Bond Index Fund

Vanguard Total Bond Market Index Fund

Vanguard Total International Bond Index Fund

Vanguard Total International Stock Index Fund

Vanguard Total Stock Market Index Fund

Vanguard Value Index Fund

Supplement to the Prospectuses and Summary Prospectuses for Investor Shares and Admiral"Shares

Effective November 19, 2018, (i) Admiral Shares have an investment minimum of $3,000, and (ii) Investor Shares are generally closed to new investors. Investor Shares will remain open to existing investors and certain new institutional investors. You may convert your Investor Shares to Admiral Shares at any time by contacting Vanguard.

It is anticipated that all of the outstanding Investor Shares will be automatically converted to Admiral Shares beginning in April 2019, with the exception of those held by Vanguard funds and certain other institutional investors. At that time, Investor Shares will be available for ongoing investment only by Vanguard funds and certain other institutional investors.

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